Revenue and segment analysis	12 Months Ended
Dec. 31, 2025
Revenue, operating profit and segment analysis
Revenue, operating profit and segment analysis

2 Revenue, operating profit and segment analysis

[149].

Subscriptions – revenue comprises income derived from the periodic distribution or update of a product. Subscription revenue is generally invoiced in advance and recognised systematically over the period of the subscription. Recognition is either on a straight-line basis where the transaction involves the transfer of goods and services to the customer in a consistent manner over a specific period of time; or based on the value received by the customer where the goods and services are not delivered in a consistent manner

Transactional – revenue is recognised when control of the product is passed to the customer or the service has been performed. For exhibitions, revenue primarily comprises income from exhibitors and attendees at exhibitions. Exhibition revenue is recognised on occurrence of the exhibition

Accounting policy

The Group’s reported segments are based on the internal reporting structure and financial information provided to the Board.

Adjusted operating profit is the key segmental profit measure used by the Group in assessing performance. Adjusted operating profit is reconciled to operating profit on page 148.

Revenue arises from the provision of products and services under contracts with customers. In all cases, revenue is recognised to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and is recognised when the customer obtains control of the goods or service.

Revenue is stated at the transaction price, which includes allowance for anticipated discounts and returns and excludes customer sales taxes and other amounts to be collected on behalf of third-parties.

Where the goods or services promised within a contract are distinct, they are identified as separate performance obligations and are accounted for separately.

Where separate performance obligations are identified, total revenue is allocated on the basis of relative standalone selling prices or management’s best estimate of relative value where standalone selling prices do not exist. Management estimates may include a cost-plus method or comparable product approach, but must be supported by objective evidence. A residual approach may be applied where it is not possible to derive a reliable management estimate for a specific component.

Our subscription and exhibition related revenue streams generally require payment in advance of the service being provided. Payment terms offered to customers are in line with the standard in the markets and geographies we operate in, and contracts do not contain significant financing components. Contracts for our transactional electronic revenue streams generally have payments that vary with volume of usage. Other than that, our contracts do not involve variable consideration.

Revenue is recognised for the various categories as follows:

■

Subscriptions – revenue comprises income derived from the periodic distribution or update of a product. Subscription revenue is generally invoiced in advance and recognised systematically over the period of the subscription. Recognition is either on a straight-line basis where the transaction involves the transfer of goods and services to the customer in a consistent manner over a specific period of time; or based on the value received by the customer where the goods and services are not delivered in a consistent manner

■

Transactional – revenue is recognised when control of the product is passed to the customer or the service has been performed. For exhibitions, revenue primarily comprises income from exhibitors and attendees at exhibitions. Exhibition revenue is recognised on occurrence of the exhibition

2 Revenue, operating profit and segment analysis (continued)

RELX is a global provider of information-based analytics and decision tools for professional and business customers. RELX operates in four business areas: Risk provides customers with information-based analytics and decision tools that combine public and industry-specific content with advanced technology and algorithms to assist them in evaluating and predicting risk and enhancing operational efficiency; Scientific, Technical & Medical helps advance science and healthcare by combining high-quality, trusted scientific and medical information and data sets with innovative technologies to deliver critical insights that support better outcomes; Legal helps its customers improve decision-making, achieve better outcomes and increase productivity by providing tools that combine legal, regulatory and business information with powerful analytics; and Exhibitions combines industry expertise, digital tools, and data to help customers connect in-person and online, discover new markets, source products, generate leads, and transact.

RELX’s reported segments are based on the internal reporting structure and financial information provided to the Board, considered to be the Chief Operating Decision Maker. Prior period figures have been restated for the business area changes detailed in note 1, with print and print-related now a separate reported segment.

ANALYSIS BY REPORTED SEGMENT	Revenue			Adjusted operating profit
	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm
Risk	3,224	3,336	3,485	1,170	1,233	1,305
Scientific, Technical & Medical	2,581	2,624	2,714	940	981	1,035
Legal	1,655	1,718	1,806	360	381	415
Exhibitions	1,115	1,239	1,186	319	398	410
Print & print-related activities	586	517	399	253	217	185
Sub-total	9,161	9,434	9,590	3,042	3,210	3,350
Unallocated central costs	-	-	-	(12)	(11)	(8)
Total	9,161	9,434	9,590	3,030	3,199	3,342

The share of post-tax results of joint ventures and associates included in operating profit was £44m (2024: £43m; 2023: £46m). This comprised of profit/(loss) relating to Risk of £(1)m (2024: nil; 2023: £(1)m), Scientific, Technical & Medical £1m (2024: nil; 2023: nil), Legal £6m (2024: £7m; 2023: £10m) and Exhibitions £38m (2024: £36m; 2023: £37m).

2023	Risk Restated GBPm	Scientific, Technical & Medical Restated GBPm	Legal Restated GBPm	Exhibitions GBPm	Print & print- related activities Restated GBPm	Total Restated GBPm
Revenue by geographical market
North America	2,573	1,108	1,146	217	342	5,386
Europe*	423	593	334	427	131	1,908
Rest of world	228	880	175	471	113	1,867
Total revenue	3,224	2,581	1,655	1,115	586	9,161

Revenue by format
Electronic	3,210	2,574	1,646	85	-	7,515
Face-to-face	14	7	9	1,030	-	1,060
Print	-	-	-	-	586	586
Total revenue	3,224	2,581	1,655	1,115	586	9,161

Revenue by type
Subscriptions	1,330	2,107	1,363	-	176	4,976
Transactional	1,894	474	292	1,115	410	4,185
Total revenue	3,224	2,581	1,655	1,115	586	9,161

2 Revenue, operating profit and segment analysis (continued)

2024	Risk Restated GBPm	Scientific, Technical & Medical Restated GBPm	Legal Restated GBPm	Exhibitions GBPm	Print & print- related activities Restated GBPm	Total Restated GBPm
Revenue by geographical market
North America	2,658	1,126	1,188	231	292	5,495
Europe*	439	603	351	527	105	2,025
Rest of world	239	895	179	481	120	1,914
Total revenue	3,336	2,624	1,718	1,239	517	9,434

Revenue by format
Electronic	3,320	2,618	1,707	83	-	7,728
Face-to-face	16	6	11	1,156	-	1,189
Print	-	-	-	-	517	517
Total revenue	3,336	2,624	1,718	1,239	517	9,434

Revenue by type
Subscriptions	1,329	2,110	1,432	-	154	5,025
Transactional	2,007	514	286	1,239	363	4,409
Total revenue	3,336	2,624	1,718	1,239	517	9,434

2025	Risk GBPm	Scientific, Technical & Medical GBPm	Legal GBPm	Exhibitions GBPm	Print & print- related activities GBPm	Total GBPm
Revenue by geographical market
North America	2,749	1,161	1,229	237	219	5,595
Europe*	469	619	391	424	97	2,000
Rest of world	267	934	186	525	83	1,995
Total revenue	3,485	2,714	1,806	1,186	399	9,590

Revenue by format
Electronic	3,475	2,707	1,794	94	-	8,070
Face-to-face	10	7	12	1,092	-	1,121
Print	-	-	-	-	399	399
Total revenue	3,485	2,714	1,806	1,186	399	9,590

Revenue by type
Subscriptions	1,363	2,168	1,527	-	132	5,190
Transactional	2,122	546	279	1,186	267	4,400
Total revenue	3,485	2,714	1,806	1,186	399	9,590
*	Europe includes revenue of £634m from the United Kingdom (2024: £613m; 2023: £602m).

Over half of RELX’s revenue comes from subscription arrangements, and revenue for these is generally recognised on a straight-line basis over the time period covered by the agreement, in line with the provision of services.

There are a number of multi-year contracts, mainly in Risk, where revenue is recognised on the achievement of delivery milestones or other specified performance obligations. As at 31 December 2025, the aggregate amount of the transaction price of such contracts which relates to performance obligations which have not yet been delivered was approximately £35m (2024: £55m).
It is expected that revenue will be recognised in relation to this amount over the next two years.

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2023 GBPm	2024 GBPm	2025 GBPm
North America	5,325	5,461	5,551
Europe	3,117	3,270	3,305
Rest of world	719	703	734
Total	9,161	9,434	9,590

Revenue by geographical origin from the United Kingdom in 2025 was £1,836m (2024: £1,789m; 2023: £1,703m).

2 Revenue, operating profit and segment analysis (continued)

ANALYSIS BY REPORTED SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Total depreciation and other amortisation
	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm	Restated 2023 GBPm	Restated 2024 GBPm	2025 GBPm
Risk	79	-	249	139	148	156	194	184	175	92	99	102
Scientific, Technical & Medical	3	8	5	107	103	116	59	44	39	133	123	124
Legal	42	145	-	193	203	225	11	15	20	242	252	239
Exhibitions	8	65	20	37	29	27	16	15	14	39	45	34
Print & print-related activities	-	-	-	1	1	1	-	-	-	8	6	5
Total	132	218	274	477	484	525	280	258	248	514	525	504

Capital expenditure comprises additions to property, plant and equipment and internally developed intangible assets.

Depreciation and other amortisation includes depreciation on property, plant and equipment and right-of-use assets and amortisation of internally developed intangible assets and pre-publication costs.

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2024 GBPm	2025 GBPm
North America	9,131	8,545
Europe	2,259	2,459
Rest of world	438	459
Total	11,828	11,463

Non-current assets held in the United Kingdom totalled £1,503m (2024: £1,242m; 2023: £1,209m). Non-current assets by geographical location exclude amounts relating to deferred tax, pension assets and derivative financial instruments.

Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2023 GBPm	2024 GBPm	2025 GBPm
Operating profit	2,682	2,861	3,027
Adjustments:
Amortisation of acquired intangible assets	280	258	248
Acquisition and disposal related items	56	69	54
Reclassification of tax in joint ventures and associates	12	12	14
Reclassification of finance income in joint ventures and associates	-	(1)	(1)
Adjusted operating profit	3,030	3,199	3,342